Summary of impact on pension benefit obligation (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase	$ (712)
Decrease	671
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Increase	(36)
Decrease	(39)
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Increase	392
Decrease	(452)
Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Increase	(1,069)
Decrease	$ 987